Total
Ivy Government Securities Fund
Ivy Government Securities Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the
Sales Charge Reductions
section on page 136 of the Fund’s prospectus, in the
Purchase, Redemption and Pricing of Shares
section on page 1
30
of the Fund’s Statement of Additional Information (SAI) and in
Appendix B – Intermediary Sales Charge Discounts and Waivers
. The Fund's Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Ivy Government Securities Fund - USD ($)	Class A		Class B		Class C		Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
Maximum Account Fee	none		none		none		none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $500,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Government Securities Fund		Class A		Class B		Class C		Class I	Class N
Management Fees		0.50%		0.50%		0.50%		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		none	none
Other Expenses		0.30%		1.13%		0.40%		0.27%	0.11%
Total Annual Fund Operating Expenses		1.05%		2.63%		1.90%		0.77%	0.61%
Fee Waiver and/or Expense Reimbursement	[1],[2]	0.08%		0.61%		0.05%		0.05%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%	[3]	2.02%	[3]	1.85%	[3]	0.72%	0.61%
[1]	Through January 31, 2022, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[2]	Through January 31, 2022, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for Class A shares at 0.97%, Class B shares at 2.02%, Class C shares at 1.85% and Class I shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund's contractual class waiver.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Government Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	346	568	807	1,493
Class B Shares	605	1,060	1,441	2,530
Class C Shares	188	592	1,022	1,996
Class I Shares	74	241	423	949
Class N Shares	62	195	340	762

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Government Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	346	568	807	1,493
Class B Shares	205	760	1,341	2,530
Class C Shares	188	592	1,022	1,996
Class I Shares	74	241	423	949
Class N Shares	62	195	340	762

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
Ivy Government Securities Fund seeks to achieve its objective by investing exclusively in a diversified portfolio of U.S. government securities. U.S. government securities include: U.S. Treasury (Treasury) obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the Treasury, and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The Fund may invest in mortgage-backed securities issued by U.S. government-sponsored entities or agencies or instrumentalities of U.S. government agencies. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.
IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include utilizing economic research and analyzing interest rate trends to determine which types of securities to emphasize at a given time. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve.
Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program.
A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

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Credit Risk.
An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

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Extension Risk.
A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

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Fixed-Income Market Risk.
The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Rising interest rates tend to decrease liquidity, increase trading costs and increase volatility, all of which may make portfolio management more difficult and costly to the Fund and its shareholders. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Other factors may materially and adversely affect the market price and yield of such fixed-income securities, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Interest Rate Risk.
A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

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Management Risk.
Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■
Mortgage-Backed and Asset-Backed Securities Risk.
Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Fund’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Certain mortgage-backed securities are U.S. government securities. See
U.S. Government Securities Risk
for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
■
Reinvestment Risk.
A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

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Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

■
U.S. Government Securities Risk.
Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The Fund commenced operations on October 16, 2017, in connection with a reorganization (the “Reorganization”) in which the Fund acquired all of the assets and liabilities of the Waddell & Reed Advisors Government Securities Fund (the “Predecessor Fund”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. As a result of the Reorganization, the Fund has adopted the performance of the Predecessor Fund. Therefore, the returns presented below for the Fund reflect the performance of the Predecessor Fund through October 16, 2017 and the performance of the Fund thereafter.
The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to October 16, 2017, and in the Fund beginning on October 16, 2017. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Predecessor Fund and the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Predecessor Fund and the Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.
Prior to January 31, 2012, the Predecessor Fund's investment objective was to seek as high a current income as is consistent with safety of principal. Effective as of January 31, 2012, the Predecessor Fund changed its investment objective to seek to provide current income consistent with preservation of capital.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit
www.ivyinvestments.com
or call 888.923.3355 for the Fund’s updated performance.

Chart of Year-by-Year Returnsas of December 31 each year

In the period shown in the chart, the highest quarterly return was 5.35% (the third quarter of 2011) and the lowest quarterly return was -3.59% (the second quarter of 2013).
Average Annual Total Returnsas of December 31, 2020
Average Annual Total Returns - Ivy Government Securities Fund	1 Year	5 Years	10 Years	or Life of Class	Inception Date
Class A	2.42%	1.95%	1.69%
Class A | Return After Taxes on Distributions	1.94%	1.37%	0.99%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	1.43%	1.23%	1.00%
Class B	(0.06%)	1.19%	1.04%
Class C	4.10%	1.58%	1.08%
Class I	5.28%	2.75%	2.25%
Class N	5.39%			3.57%	Oct. 16, 2017
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.36%	3.49%	3.16%
Morningstar Intermediate Government Category Average (net of fees and expenses)	5.65%	2.88%	2.70%